32. RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Hudson RPM, other receivables?1
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	$ 0.8	$ 0.0
Nuance Group (Chicago) LLC?2
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	0.1	0.0
Dufry International AG, Loans payable, long-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	468.7	475.2
Dufry International AG, Loans payable, short-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	13.1	0.0
Dufry Financial Services B.V., Loans payable, long-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	51.7	0.0
Dufry Financial Services B.V., Loans payable, short-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	67.6	0.0
International Operations & Services (USA), trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	0.0	14.8
International Operation & Services (UY) SA, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	31.5	13.9
Hudson News Distributors, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	(0.1)	0.9
Hudson RPM, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	0.0	0.5
Dufry International AG, Fee payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	1.8	50.5
World Duty Free Group SA, Fee payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	0.0	0.0
Dufry International AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	7.2	7.6
Dufry Finance SNC, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	0.0	0.0
Dufry Financial Services B.V., Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	0.2	0.0
World Duty Free Group UK Ltd, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	0.3	0.0
Dufry Management AG, Fee payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	0.1	0.0
Dufry Management AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	$ 0.3	$ 0.0